Supplement Dated June 19, 2015
To The Prospectus Dated April 27, 2015

JNL® Series Trust

Effective June 30, 2015, the following investment options will be offered through the Jackson National Life Insurance Company® Defined Contribution Plan (the "Plan"):

●	Vanguard Developed Markets Index Fund Institutional Shares
●	Vanguard Institutional Index Fund Institutional Shares
●	Vanguard S&P Mid-Cap 400 Index Fund Institutional Shares
●	Vanguard S&P Small-Cap 600 Index Fund Institutional Shares
●	Vanguard Total Bond Market Index Fund Institutional Shares

When the market closes (generally 4:00 p.m. Eastern time) on June 30, 2015, several investment options offered through the Plan will no longer be available. As a result, all existing balances and future contributions will be transferred to new investment options. See the below chart for details. The transfer of balances will appear as an exchange on your account history and quarterly statement. You may also receive a prospectus as a result of these transactions.

Old Investment Options	New Investment Options
JNL/Mellon Capital Bond Index Fund B	Vanguard Total Bond Market Index Fund Institutional Shares
JNL/Mellon Capital International Index Fund B	Vanguard Developed Markets Index Fund Institutional Shares
JNL/Mellon Capital Small Cap Index Fund B	Vanguard S&P Small-Cap 600 Index Fund Institutional Shares
JNL/Mellon Capital S&P 500® Index Fund B	Vanguard Institutional Index Fund Institutional Shares
JNL/Mellon Capital S&P® 400 MidCap Index Fund B	Vanguard S&P Mid-Cap 400 Index Fund Institutional Shares

This Supplement is dated June 19, 2015.

Supplement Dated June 19, 2015
To The Statement of Additional Information
Dated April 27, 2015

JNL® Series Trust

Please note that the changes impact your variable annuity and/or variable life product(s).

Please note that all changes are effective June 19, 2015.

On page 32, in the section entitled "Securities Lending," please delete the first paragraph in its entirety and replace with the following:

Securities Lending.  The Fund's Board has approved each Fund's participation in a securities lending program.  Under the securities lending program, each Fund has retained its custodian, JPMorgan Chase Bank, N.A. or State Street Bank and Trust Company, as applicable, to serve as the securities lending agent.  A Fund will receive amounts equivalent to any dividends, interest or other distributions on the securities loaned.  The Funds' Board of Trustees will periodically review information on the Funds' securities lending program.

On page 236, in the section entitled "Custodian and Transfer Agent," please delete the second and third paragraphs in their entirety and replace them with the following:

JPMorgan Chase Bank, N.A., 270 Park Avenue, New York, New York 10017, acts as custodian for the Funds listed below.  The custodian is an affiliate of J.P. Morgan Investment Management Inc., which acts as Sub-Adviser to certain Funds.  JPMorgan Chase Bank, N.A. is an indirect subsidiary of JPMorgan Chase & Co.

JNL/American Funds® Blue Chip Income and Growth Fund
JNL/American Funds Global Bond Fund
JNL/American Funds Global Small Capitalization Fund
JNL/American Funds Growth-Income Fund
JNL/American Funds International Fund
JNL/American Funds New World Fund
JNL Institutional Alt 20 Fund
JNL Institutional Alt 35 Fund
JNL Institutional Alt 50 Fund
JNL Alt 65 Fund (formerly, JNL Institutional Alt 65 Fund)
JNL/American Funds Balanced Allocation Fund
JNL/American Funds Growth Allocation Fund
JNL/AQR Managed Futures Strategy Fund
JNL/BlackRock Commodity Securities Strategy Fund
JNL/BlackRock Global Allocation Fund
JNL/BlackRock Large Cap Select Growth Fund
JNL/Boston Partners Global Long Short Equity Fund
JNL/Brookfield Global Infrastructure and MLP Fund
JNL/Capital Guardian Global Balanced Fund
JNL/Capital Guardian Global Diversified Research Fund
JNL/Eagle SmallCap Equity Fund
JNL/Eastspring Investments Asia ex-Japan Fund
JNL/Eastspring Investments China-India Fund
JNL/Franklin Templeton Founding Strategy Fund
JNL/Franklin Templeton Global Growth Fund
JNL/Franklin Templeton Global Multisector Bond Fund
JNL/Franklin Templeton Income Fund
JNL/Franklin Templeton International Small Cap Growth Fund
JNL/Franklin Templeton Mutual Shares Fund
JNL/Franklin Templeton Small Cap Value Fund
JNL/Ivy Asset Strategy Fund
JNL/Mellon Capital 10 x 10 Fund
JNL/Mellon Capital Index 5 Fund
JNL/Mellon Capital Emerging Markets Index Fund
JNL/Mellon Capital S&P 500 Index Fund
JNL/Mellon Capital S&P 400 MidCap Index Fund
JNL/Mellon Capital Small Cap Index Fund
JNL/Mellon Capital International Index Fund
JNL/Mellon Capital Bond Index Fund
JNL/Mellon Capital Dow Jones U.S. Contrarian Opportunities Index Fund
JNL/Mellon Capital Utilities Sector Fund
JNL/MMRS Conservative Fund
JNL/MMRS Growth Fund
JNL/MMRS Moderate Fund
JNL/PIMCO Real Return Fund
JNL/PIMCO Total Return Bond Fund
JNL/Red Rocks Listed Private Equity Fund
JNL/Scout Unconstrained Bond Fund
JNL/WMC Balanced Fund
JNL/WMC Money Market Fund
JNL/WMC Value Fund
JNL/S&P Competitive Advantage Fund
JNL/S&P Dividend Income & Growth Fund
JNL/S&P Intrinsic Value Fund
JNL/S&P Total Yield Fund
JNL/S&P Mid 3 Fund
JNL/S&P International 5 Fund
JNL/S&P 4 Fund
JNL/S&P Managed Conservative Fund
JNL/S&P Managed Moderate Fund
JNL/S&P Managed Moderate Growth Fund
JNL/S&P Managed Growth Fund
JNL/S&P Managed Aggressive Growth Fund
JNL Disciplined Moderate Fund
JNL Disciplined Moderate Growth Fund
JNL Disciplined Growth Fund

State Street Bank & Trust Company, State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111, acts as custodian for the following funds:

JNL Multi-Manager Alternative Fund
JNL/AllianceBernstein Dynamic Asset Allocation Fund
JNL/DFA U.S. Core Equity Fund
JNL/Goldman Sachs Core Plus Bond Fund
JNL/Goldman Sachs Emerging Markets Debt Fund
JNL/Goldman Sachs Mid Cap Value Fund
JNL/Goldman Sachs U.S. Equity Flex Fund
JNL/Harris Oakmark Global Equity Fund
JNL/Invesco Global Real Estate Fund
JNL/Invesco International Growth Fund
JNL/Invesco Large Cap Growth Fund
JNL/Invesco Mid Cap Value Fund
JNL/Invesco Small Cap Growth Fund
JNL/JPMorgan International Value Fund
JNL/JPMorgan MidCap Growth Fund
JNL/JPMorgan U.S. Government & Quality Bond Fund
JNL/Lazard Emerging Markets Fund
JNL/Mellon Capital European 30 Fund
JNL/Mellon Capital Pacific Rim 30 Fund
JNL/Morgan Stanley Mid Cap Growth Fund
JNL/Neuberger Berman Strategic Income Fund
JNL/Oppenheimer Emerging Markets Innovator Fund
JNL/Oppenheimer Global Growth Fund
JNL/PPM America Floating Rate Income Fund
JNL/PPM America High Yield Bond Fund
JNL/PPM America Mid Cap Value Fund
JNL/PPM America Small Cap Value Fund
JNL/PPM America Value Equity Fund
JNL/T. Rowe Price Established Growth Fund
JNL/T. Rowe Price Mid-Cap Growth Fund
JNL/T. Rowe Price Short-Term Bond Fund
JNL/T. Rowe Price Value Fund
JNL/Westchester Capital Event Driven Fund

This Supplement is dated June 19, 2015.